Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Related Parties
The Plan holds investments in funds that are part of the Cavanal Hill mutual fund family. Cavanal Hill Investment Management, Inc., a wholly owned subsidiary of BOKF, NA, is the administrator to and investment advisor for the Cavanal Hill Funds, a diversified, open-ended investment company established as a business trust under the Investment Company Act of 1940. BOKF, NA is custodian of investments owned by the Cavanal Hill Funds and Cavanal Hill Distributors, Inc., a wholly owned subsidiary of BOK Financial Corporation, is distributor of the Funds. A BOKF, NA executive officer serves on the Cavanal Hill Funds' board of trustees and BOKF, NA officers serve as president and secretary of the Cavanal Hill Funds. A majority of the members of the Cavanal Hill Funds' board of trustees are, however, independent of BOKF, NA and the Cavanal Hill Funds are managed by its board of trustees. Participants should refer to the Cavanal Hill Funds prospectus for additional information.

A portion of the Plan's assets are invested in BOKF Common Stock. Since BOKF is the Plan Sponsor, investments involving BOKF Common Stock qualify as party-in-interest transactions. The Plan is authorized to include BOK Financial Retirement Class III Funds as investment options. The BOK Financial Retirement Class III Funds include eight different managed funds designed to meet different risk tolerances and years to retirement. The portfolios are comprised of different asset classes, capitalizations, and investment styles. The Plan also is authorized to include the BOKF, NA Strategic Allocation Fund (SAF) as an international investment option.

As noted above, Cavanal Hill Investment Management, Inc. serves as investment advisor for the Cavanal Hill Funds and BOKF, NA serves as custodian and administrator to the BOK Financial Retirement Class III Funds and SAF. All the transactions described in this Note are exempt from prohibited transactions rules.